401(k) Benefit Plan (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
401(k) Benefit Plan [Abstract]
Benefit plan, maximum percentage of employee contribution	60.00%
Benefit plan, percentage of employer matching contribution	50.00%
Benefit plan, maximum percentage the employer may contribute	4.00%
Benefit plan, percentage of employer matching contribution immediately vesting percentage	25.00%
Benefit plan, percentage of employer matching contribution annual vesting percentage	25.00%
Benefit plan, employer matching contribution vesting period	3 years
Benefit plan, recorded expense	$ 51	$ 66	$ 288	$ 297	$ 279